Segments and Geographic Information - Summary of Revenues and Long-lived Assets by Services Provided in Geographic Region (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Total revenues	$ 791,021	$ 879,396	$ 3,155,671	$ 3,785,063	$ 3,707,628
Long-Lived Assets
Total long-lived assets	$ 73,876		80,016	114,690
North America [Member]
Revenues
Total revenues			2,792,238	3,324,019	3,257,937
Long-Lived Assets
Total long-lived assets			72,722	107,940
International [Member]
Revenues
Total revenues			363,433	461,044	$ 449,691
Long-Lived Assets
Total long-lived assets			$ 7,294	$ 6,750